Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Cash flows from operating activities:
Net income (loss)	$ (710,345)	$ (5,546,591)	$ 2,220,338
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	2,184	17,055	81,434
Amortization of intangible assets	315,659	2,464,762	3,044,041
Amortization of right-of-use assets and interest of lease liabilities	96,293	751,883	830,561
Allowance for credit losses	9,311	72,706	70,878
Realized loss on disposal of financial assets at fair value			7,874
Change in fair value on financial assets at fair value			2,091
Deferred tax expense (benefit)	(114,412)	(893,363)	4,212
Changes in operating assets and liabilities:
Accounts receivable	178,553	1,394,196	(1,342,830)
Prepaid expenses	(2,323,883)	(18,145,576)	187,897
Deposits and other current assets	(51,644)	(403,250)
Accrued expenses and other payables	(180,006)	(1,405,535)	(1,567,394)
Contract liabilities	623,734	4,870,301	1,053,968
Income tax payable	(15,889)	(124,069)	165,146
Operating lease liabilities	(97,012)	(757,500)	(832,501)
Net cash provided by (used in) operating activities	(2,267,457)	(17,704,981)	3,925,715
Cash flows from investing activities:
Purchase of property and equipment	(1,140)	(8,900)	(48,156)
Costs incurred for software development	(475,505)	(3,712,889)	(3,064,985)
Disposals of investment at fair value			984,799
Net cash used in investing activities	(476,645)	(3,721,789)	(2,128,342)
Cash flows from financing activities:
Dividend paid			(2,528,413)
Repayment of bank borrowings	(243,500)	(1,901,322)	(1,851,190)
Deferred IPO costs			(2,652,105)
Proceeds from IPO, net of offering costs	6,321,543	49,360,502
Net cash (used in) provided by financing activities	6,078,043	47,459,180	(7,031,708)
Effect of exchange rate changes on cash and restricted cash	446	3,480	(1,030)
Net change in cash and restricted cash	3,334,387	26,035,890	(5,235,365)
Cash and restricted cash, beginning of period	872,202	6,810,418	12,063,731
Cash and restricted cash, end of period	4,206,589	32,846,308	6,828,366
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash and cash equivalents	3,906,908	30,506,308	6,810,418
Restricted cash	299,681	2,340,000
Total cash and restricted cash	4,206,589	32,846,308	6,810,418
Supplemental disclosure information:
Cash paid for income tax	15,889	124,069
Cash paid for interest	$ 23,131	$ 180,614	$ 251,131